DISPOSITIONS (Details) - USD ($)	1 Months Ended		12 Months Ended
	Nov. 30, 2020	Sep. 30, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Net gains on dispositions			$ 0	$ 55,000,000	$ 13,000,000
New Zealand pathology business | Disposal group, disposed of by sale, not discontinued operations | Business services
Disclosure of operating segments [line items]
Net gains on dispositions	$ 55,000,000
Gross proceeds	$ 390,000,000
Certain assets related to industrial water treatment business | Disposal group, disposed of by sale, not discontinued operations | Industrials
Disclosure of operating segments [line items]
Net gains on dispositions		$ 16,000,000
Gross proceeds		$ 220,000,000